Intangible Asset (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Intangible Asset [Abstract]
Cash payment	$ 4,540			$ 4,540
Exceeds	1,120			1,120
Purchase costs	321			321
Warrants to purchase	$ 15,000			$ 15,000
Exercise price (in Dollars per share)	$ 7			$ 7
Exercise period	5 years			5 years
Gross sales			$ 100,000	$ 100,000
Price per share (in Dollars per share)			$ 10
Amount total	$ 4,861			$ 4,861
Amortized over period	10 years			10 years
Intangible asset	$ 243			$ 144
Ordinary shares price closes (in Dollars per share)				$ 10